Consolidated Balance Sheets (Parenthetical) $ in Thousands		1 Months Ended
	Feb. 16, 2016	Jan. 31, 2013	Dec. 31, 2017 USD ($) $ / shares shares	Sep. 20, 2017 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Convertible preferred stock, par value (in dollars per share) | $ / shares			$ 0.01		$ 0.01
Convertible preferred stock, shares authorized (in shares)			444,760,848	444,760,848	217,388,425
Convertible preferred stock, shares issued (in shares)			214,637,925		177,388,425
Convertible preferred stock, shares outstanding (in shares)			214,637,925		177,388,425
Convertible preferred stock, aggregate liquidation preference | $			$ 375,952		$ 325,952
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)			625,000,000	625,000,000	338,222,103
Common stock, shares issued (in shares)			71,226,934		70,843,044
Common stock, shares outstanding (in shares)			70,290,999		69,907,109
Stock split conversion ratio	5	1